Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Asset Retirement Obligations (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of asset retirement obligations [abstract]
Beginning balance		$ 16,752,223		$ 17,887,991
Business combination		156,578
Spin off effects	[1]	(4,257,531)
Effect of translation		(1,138,217)		(910,181)
Increase of the year		350,802		1,273,201
Applications payments		(201,523)		(148,634)
Applications reversals		(862,335)	[2]	(1,350,154)
Ending balance		$ 10,799,997		$ 16,752,223

[1]	See Note 12d.
[2]	Reversals includes the sale of Claro Panama and Claro Chile disposal as a joint venture. See Note 12b.